Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Biodexa Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Entity name	Biodexa Limited (formerly Midatech Limited)
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
Biodexa Pharmaceuticals Wales Limited Formerly Midatech Pharma Wales Limited [Member]
IfrsStatementLineItems [Line Items]
Entity name	Biodexa Pharmaceuticals (Wales) Limited (formerly Midatech Pharma (Wales) Limited)
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
Haaland U K Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Entity name	Haaland UK Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Dormant
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity name	PharMida AG
Principal place of business of subsidiary	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland
Description of nature of entity's operations and principal activities	Dormant